Long-term interest bearing debt - Outstanding Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term debt, Principal outstanding	$ 1,084.8				$ 218.1
Current portion of long-term debt, Less: Debt issuance cost	(6.3)				(7.7)
Current portion of long-term debt	1,078.5	$ 1,118.3	$ 1,159.5	$ 210.4	210.4	[1]	$ 210.2
Long-term portion of interest bearing debt	883.3				1,910.5
Long-term portion of debt	(2.8)				(7.0)
Long-term portion of debt	880.5	903.3	905.5	1,910.2	1,903.5	[1]	2,188.2
Related party share of long term debt, Principal outstanding	321.2				321.0
Related party share of long term debt, Less: Debt Issuance Costs	0.0				0.0
Related party share of long term debt	321.2	$ 321.4	$ 319.8	$ 291.0	321.0	[1]	$ 308.4
Principal outstanding	2,289.3				2,449.6
Less: Debt Issuance Costs	(9.1)				(14.7)
Total Debt	$ 2,280.2				$ 2,434.9

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".